Cover	Aug. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2026
Entity File Number	001-33089
Entity Registrant Name	EXLSERVICE HOLDINGS, INC.
Entity Central Index Key	0001297989
Entity Tax Identification Number	82-0572194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 Park Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	277-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EXLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false